UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Kraft Foods Group Inc.	7,233	334,309
Mondelez International Inc., A	21,700	603,043
PepsiCo Inc.	12,100	881,485
[a]Seneca Foods Corp., A	16,669	500,237
		3,245,515
Health Care Equipment & Services 3.4%		
Becton Dickinson and Co.	6,600	554,664
[a]Laboratory Corp. of America Holdings	3,900	349,050
		903,714
Household & Personal Products 2.0%		
The Procter & Gamble Co.	7,300	548,668
Insurance 3.4%		
The Allstate Corp.	9,800	430,220
The Chubb Corp.	5,000	401,550
The Progressive Corp.	3,500	78,715
		910,485
Materials 3.1%		
H.B. Fuller Co.	1,800	70,344
Kaiser Aluminum Corp.	12,000	745,920
Sensient Technologies Corp.	500	19,050
		835,314
Pharmaceuticals, Biotechnology & Life Sciences 3.2%		
Johnson & Johnson	11,500	850,080
Retailing 1.3%		
The Home Depot Inc.	4,000	267,680
[a]The Pep Boys - Manny, Moe & Jack	7,100	79,023
		346,703
Semiconductors & Semiconductor Equipment 1.1%		
Microchip Technology Inc.	9,000	301,050
Software & Services 2.1%		
International Business Machines Corp.	2,300	467,061
Microsoft Corp.	4,000	109,880
		576,941
Technology Hardware & Equipment 3.0%		
[a]Benchmark Electronics Inc.	25,000	439,000
Corning Inc.	27,500	330,000
Xerox Corp.	5,000	40,050
		809,050
Utilities 3.4%		
Avista Corp.	11,500	297,390
IDACORP Inc.	7,000	324,870
NV Energy Inc.	15,300	289,629
		911,889
Total Common Stocks (Cost $20,715,694)		26,043,995
Short Term Investments (Cost $950,721) 3.6%		
Money Market Funds 3.6%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	950,721	950,721
Total Investments (Cost $21,666,415) 100.2%		26,994,716
Other Assets, less Liabilities (0.2)%		(47,818)
Net Assets 100.0%		$ 26,946,898

[a]Non-income producing.

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited) (continued)

bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS Selected Portfolio

ADR - American Depositary Receipt

Franklin Balance Sheet Investment Fund	Shares		Value
Common Stocks 96.6%			
Banks 4.2%			
Comerica Inc.	631,000	$	21,681,160
Farmers & Merchants Bank of Long Beach	1,475		7,153,750
KeyCorp	2,700,000		25,380,000
			54,214,910
Capital Goods 7.0%			
CNH Global NV (Netherlands)	110,000		5,251,400
Encore Wire Corp.	538,500		17,565,870
ESCO Technologies Inc.	406,000		16,715,020
Mueller Industries Inc.	214,000		11,419,040
Nexans SA (France)	284,000		14,735,985
Trinity Industries Inc.	630,000		25,011,000
			90,698,315
Commercial & Professional Services 2.3%			
Kelly Services Inc., A	1,925,000		30,684,500
Consumer Durables & Apparel 1.3%			
Callaway Golf Co.	1,350,000		8,856,000
Lennar Corp., B	230,000		7,608,400
			16,464,400
Consumer Services 2.3%			
Royal Caribbean Cruises Ltd.	282,000		10,208,400
▪Ruby Tuesday Inc.	1,145,000		8,621,850
Vail Resorts Inc.	212,500		11,230,625
			30,060,875
Diversified Financials 2.5%			
Citigroup Inc.	769,000		32,421,040
Energy 12.4%			
Bristow Group Inc.	197,500		11,253,550
Ensco PLC, A	423,000		26,890,110
Noble Corp.	670,000		27,135,000
▪PHI Inc.	77,500		2,607,100
▪PHI Inc., non-voting	390,000		12,905,100
▪Rowan Cos. PLC	775,000		26,722,000
Teekay Corp. (Canada)	278,000		9,780,040
Tidewater Inc.	510,000		25,076,700
Valero Energy Corp.	444,000		19,416,120
			161,785,720
Food, Beverage & Tobacco 5.3%			
Archer-Daniels-Midland Co.	955,000		27,246,150
Bunge Ltd.	251,000		19,994,660
▪Smithfield Foods Inc.	923,000		21,515,130
			68,755,940
Life & Health Insurance 9.8%			
Manulife Financial Corp. (Canada)	667,000		9,624,810
MetLife Inc.	565,000		21,097,100
National Western Life Insurance Co., A	138,500		22,630,900
Prudential Financial Inc.	673,000		38,953,240
StanCorp Financial Group Inc.	900,000		35,001,000
			127,307,050
Materials 11.6%			
Ashland Inc.	234,000		18,371,340
Commercial Metals Co.	752,000		12,520,800
Kaiser Aluminum Corp.	628,000		39,036,480
MeadWestvaco Corp.	347,400		10,890,990
Reliance Steel & Aluminum Co.	446,000		28,865,120

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a]RTI International Metals Inc.	741,300	21,052,920
Sherritt International Corp. (Canada)	3,472,900	20,470,805
		151,208,455
Multi-line Insurance 7.8%		
American National Insurance Co.	230,000	17,758,300
Assurant Inc.	746,000	28,527,040
E-L Financial Corp. Ltd. (Canada)	66,000	33,081,049
HCC Insurance Holdings Inc.	585,000	22,627,800
		101,994,189
Pharmaceuticals, Biotechnology & Life Sciences 1.1%		
[a]Actavis Inc.	164,000	14,167,960
Property & Casualty Insurance 9.7%		
The Chubb Corp.	387,000	31,079,970
Old Republic International Corp.	2,677,200	30,520,080
Selective Insurance Group Inc.	1,398,000	28,672,980
The Travelers Cos. Inc.	459,000	36,013,140
		126,286,170
Reinsurance 2.1%		
Validus Holdings Ltd. (Bermuda)	750,000	27,307,500
Retailing 3.7%		
Haverty Furniture Cos. Inc.	664,000	11,952,000
OfficeMax Inc.	2,903,100	31,295,418
[a,b]Trinity Place Holdings Inc.	1,200,000	5,520,000
		48,767,418
Technology Hardware & Equipment 4.5%		
[a]Benchmark Electronics Inc.	1,885,000	33,100,600
Corning Inc.	2,143,000	25,716,000
		58,816,600
Transportation 0.5%		
Werner Enterprises Inc.	275,000	6,495,500
Utilities 8.5%		
Avista Corp.	596,000	15,412,560
Great Plains Energy Inc.	663,000	14,188,200
IDACORP Inc.	354,500	16,452,345
[a,c]KGen Power Corp., 144A	2,800,000	2,520,000
Northeast Utilities	481,000	19,591,130
NV Energy Inc.	858,000	16,241,940
PNM Resources Inc.	784,000	16,746,240
Westar Energy Inc.	302,000	9,081,140
		110,233,555
Total Common Stocks (Cost $841,865,481)		1,257,670,097
Short Term Investments (Cost $44,495,421) 3.4%		
Money Market Funds 3.4%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio	44,495,421	44,495,421
Total Investments (Cost $886,360,902) 100.0%		1,302,165,518
Other Assets, less Liabilities (0.0)%†		(124,702)
Net Assets 100.0%		$ 1,302,040,816

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited) (continued)

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the value of this security was $2,520,000, representing 0.19% of net assets. dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 92.4%		
Automobiles & Components 1.1%		
Spartan Motors Inc.	741,000	$ 4,201,470
Banks 6.9%		
Bar Harbor Bankshares	156,768	5,538,614
[a]Citizens Community Bancorp Inc.	143,700	909,621
First Defiance Financial Corp.	214,000	4,382,720
LCNB Corp.	48,700	713,455
MidSouth Bancorp Inc.	225,000	3,388,500
Northeast Bancorp	437,000	4,077,210
Penseco Financial Services Corp.	33,150	1,236,329
Southern Missouri Bancorp Inc.	70,000	1,675,100
[a]WSB Holdings Inc.	192,460	1,168,232
WSFS Financial Corp.	65,919	2,997,337
		26,087,118
Capital Goods 19.6%		
Alamo Group Inc.	218,400	7,416,864
Burnham Holdings Inc., A	219,000	3,268,575
CIRCOR International Inc.	74,000	3,071,000
[a]Ducommun Inc.	243,000	3,895,290
Espey Manufacturing & Electronics Corp.	72,949	1,833,938
[a]Gibraltar Industries Inc.	345,000	5,992,650
Griffon Corp.	120,000	1,416,000
[b]Hardinge Inc.	1,050,000	11,844,000
[a,b]Hurco Cos. Inc.	379,000	11,248,720
Insteel Industries Inc.	119,723	1,815,001
[a]Lydall Inc.	359,376	5,491,265
Miller Industries Inc.	355,000	5,424,400
[a]Northwest Pipe Co.	185,500	4,572,575
[a,c]Smith Investment Co. LLC	44,600	22,077
[a]Sparton Corp.	470,000	7,153,400
		74,465,755
Commercial & Professional Services 5.6%		
[a]A. T. Cross Co., A	588,800	6,735,872
Ecology and Environment Inc., A	144,000	1,857,600
Healthcare Services Group Inc.	456,000	11,012,400
Kelly Services Inc., A	60,100	957,994
Kimball International Inc., B	73,000	788,400
		21,352,266
Consumer Durables & Apparel 6.1%		
Bassett Furniture Industries Inc.	103,064	1,434,651
Callaway Golf Co.	150,000	984,000
[a,b]Cobra Electronics Corp.	455,000	1,842,750
[a,b]Delta Apparel Inc.	743,700	10,746,465
[a]The Dixie Group Inc.	530,000	2,241,900
Flexsteel Industries Inc.	171,369	4,020,316
[a]P & F Industries Inc., A	78,550	667,675
[a]Rocky Brands Inc.	37,000	522,440
[a]Tandy Brands Accessories Inc.	350,000	546,000
[a]Unifi Inc.	25,934	350,109
		23,356,306
Consumer Services 1.7%		
Frisch's Restaurants Inc.	220,000	4,019,400
[a]Ruby Tuesday Inc.	334,000	2,515,020
		6,534,420
Diversified Financials 1.8%		
KCAP Financial Inc.	665,000	6,876,100

Franklin MidCap Value Fund	Shares/Units		Value
Common Stocks and Other Equity Interests 93.1%			
Automobiles & Components 5.9%			
[a]Autoliv Inc.	20,100	$	1,322,580
[b]BorgWarner Inc.	16,600		1,231,388
Gentex Corp.	64,900		1,241,537
Harley-Davidson Inc.	30,900		1,619,778
			5,415,283
Banks 5.6%			
Comerica Inc.	47,000		1,614,920
Hudson City Bancorp Inc.	127,000		1,085,850
KeyCorp	146,500		1,377,100
PNC Financial Services Group Inc.	16,927		1,046,089
			5,123,959
Capital Goods 16.6%			
Babcock & Wilcox Co.	63,400		1,688,976
Carlisle Cos. Inc.	20,800		1,334,320
Dover Corp.	17,400		1,203,732
Eaton Corp. PLC	18,200		1,036,490
Exelis Inc.	73,400		806,666
[b]Fortune Brands Home & Security Inc.	32,000		1,047,680
Gardner Denver Inc.	22,000		1,548,140
ITT Corp.	29,700		762,696
L-3 Communications Holdings Inc.	10,600		804,752
[b]Owens Corning Inc.	41,300		1,720,971
Pentair Ltd.	14,500		734,860
Rockwell Automation Inc.	3,600		321,084
W.W. Grainger Inc.	2,800		609,896
Xylem Inc.	58,300		1,628,319
			15,248,582
Commercial & Professional Services 0.5%			
Robert Half International Inc.	12,900		454,596
Consumer Durables & Apparel 1.2%			
Hasbro Inc.	29,400		1,098,678
Consumer Services 1.6%			
Hillenbrand Inc.	57,500		1,423,125
Diversified Financials 4.0%			
KKR & Co., LP (Units)	109,200		1,843,296
Northern Trust Corp.	36,100		1,858,067
			3,701,363
Energy 10.7%			
Ensco PLC, A	27,396		1,741,564
Noble Corp.	33,400		1,352,700
Peabody Energy Corp.	48,600		1,222,290
[b]Rowan Cos. PLC	44,200		1,524,016
Tidewater Inc.	25,900		1,273,503
[b]Unit Corp.	25,500		1,227,315
Valero Energy Corp.	33,500		1,464,955
			9,806,343
Food, Beverage & Tobacco 3.1%			
Beam Inc.	20,100		1,232,934
Bunge Ltd.	12,094		963,408
Ingredion Inc.	8,000		528,560
McCormick & Co. Inc.	1,200		74,820
			2,799,722
Health Care Equipment & Services 3.7%			
Hill-Rom Holdings Inc.	45,100		1,496,418

[b]Laboratory Corp. of America Holdings	14,800	1,324,600
[b]LifePoint Hospitals Inc.	13,900	607,569
		3,428,587
Insurance 9.5%		
The Allstate Corp.	36,800	1,615,520
Arthur J. Gallagher & Co.	45,400	1,677,530
[b]Genworth Financial Inc., A	83,300	763,861
Marsh & McLennan Cos. Inc.	36,000	1,277,280
Old Republic International Corp.	22,175	252,795
The Progressive Corp.	57,600	1,295,424
W. R. Berkley Corp.	44,100	1,815,597
		8,698,007
Materials 6.8%		
Albemarle Corp.	11,000	674,410
Alcoa Inc.	77,000	680,680
Bemis Co. Inc.	13,200	470,976
Celanese Corp., A	29,900	1,401,712
MeadWestvaco Corp.	45,900	1,438,965
Nucor Corp.	10,800	496,908
Sigma-Aldrich Corp.	13,600	1,051,688
		6,215,339
Media 1.4%		
Time Warner Cable Inc.	14,800	1,322,232
Pharmaceuticals, Biotechnology & Life Sciences 3.2%		
[b]Actavis Inc.	18,200	1,572,298
[b]Endo Health Solutions Inc.	42,900	1,358,214
		2,930,512
Retailing 3.8%		
Family Dollar Stores Inc.	11,200	635,040
[a]GameStop Corp., A	59,100	1,371,120
Nordstrom Inc.	27,500	1,518,825
		3,524,985
Semiconductors & Semiconductor Equipment 1.8%		
Microchip Technology Inc.	48,400	1,618,980
Software & Services 3.1%		
SAIC Inc.	112,500	1,361,250
Total System Services Inc.	65,300	1,518,225
		2,879,475
Technology Hardware & Equipment 3.3%		
Corning Inc.	122,600	1,471,200
Xerox Corp.	193,500	1,549,935
		3,021,135
Transportation 1.0%		
J.B. Hunt Transport Services Inc.	13,300	894,691
Utilities 6.3%		
DTE Energy Co.	20,300	1,285,193
Northeast Utilities	33,600	1,368,528
NV Energy Inc.	80,100	1,516,293
Sempra Energy	21,800	1,636,090
		5,806,104
Total Common Stocks and Other Equity Interests (Cost $71,233,188)		85,411,698
Short Term Investments 8.8%		
Money Market Funds (Cost $5,993,652) 6.6%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	5,993,652	5,993,652

		Principal Amount	
Investments from Cash Collateral Received for Loaned Securities 2.2%			
[d]**Repurchase Agreements 2.2%**			
BNP Paribas Securities Corp., 0.14%, 2/01/13 (Maturity Value $1,000,004) Collateralized by U.S. Government Agency Securities, 0.116% - 8.10%, 2/01/13 - 8/06/38; [e]U.S. Government Agency Discount Notes, 2/13/13; and U.S. Government Agency Strips, 5/15/22 (valued at $1,020,001)	$	1,000,000	1,000,000
Citigroup Global Markets Inc., 0.13%, 2/01/13 (Maturity Value $1,000,004) Collateralized by U.S. Treasury Bonds, 3.75% - 8.75%, 5/15/17 - 8/15/41; U.S. Treasury Bonds, Index Linked, 0.75% - 2.125%, 1/15/28 - 2/15/42; U.S. Treasury Notes, 0.25% - 4.50%, 5/31/13 - 11/15/21; U.S. Treasury Notes, Index Linked, 1.375% - 2.50%, 1/15/14 - 7/15/19; and U.S. Treasury Strips, 2/15/22 (valued at $1,020,000)		1,000,000	1,000,000
RBC Capital Markets LLC, 0.12%, 2/01/13 (Maturity Value $24,310) Collateralized by [e]U.S. Treasury Bills, 6/06/13 - 11/14/13; U.S. Treasury Bonds, Index Linked, 0.125%, 7/15/22; and U.S. Treasury Notes, 0.25% - 4.00%, 6/30/13 - 2/28/17 (valued at $24,796)		24,310	24,310
Total Repurchase Agreements (Cost $2,024,310)			2,024,310
Total Investments (Cost $79,251,150) 101.9%			93,429,660
Other Assets, less Liabilities (1.9)%			(1,709,126)
Net Assets 100.0%			$ 91,720,534

[a]A portion or all of the security is on loan at January 31, 2013.
[b]Non-income producing.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[d]At January 31, 2013, all repurchase agreements had been entered into on that date.
[e]The security is traded on a discount basis with no stated coupon rate.

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 96.2%		
Aerospace & Defense 1.4%		
AAR Corp.	1,380,000	$ 26,013,000
Automobiles & Components 6.1%		
[a]Autoliv Inc.	385,000	25,333,000
Drew Industries Inc.	316,300	11,582,906
Gentex Corp.	1,105,000	21,138,650
Thor Industries Inc.	1,066,000	44,857,280
[b]Winnebago Industries Inc.	560,000	10,483,200
		113,395,036
Banks 2.0%		
Chemical Financial Corp.	469,355	11,410,020
Oriental Financial Group Inc.	755,000	10,849,350
Peoples Bancorp Inc.	183,500	3,981,950
TrustCo Bank Corp. NY	2,188,000	11,574,520
		37,815,840
Building Products 5.3%		
A.O. Smith Corp.	107,000	7,412,960
[b]American Woodmark Corp.	16,800	467,208
Apogee Enterprises Inc.	907,900	22,198,155
[b]Gibraltar Industries Inc.	1,160,400	20,156,148
Simpson Manufacturing Co. Inc.	567,000	18,382,140
Universal Forest Products Inc.	736,000	29,918,400
		98,535,011
Commercial & Professional Services 2.8%		
Insperity Inc.	383,200	12,887,016
McGrath RentCorp	417,400	12,476,086
Mine Safety Appliances Co.	423,200	19,560,304
Schawk Inc.	625,500	8,031,420
		52,954,826
Construction & Engineering 2.7%		
EMCOR Group Inc.	398,000	14,459,340
Granite Construction Inc.	972,000	35,341,920
		49,801,260
Consumer Durables & Apparel 5.5%		
Brunswick Corp.	635,000	22,961,600
Harman International Industries Inc.	222,200	9,950,116
[c]Hooker Furniture Corp.	582,900	8,801,790
La-Z-Boy Inc.	1,397,900	21,863,156
M.D.C. Holdings Inc.	276,300	10,864,116
[b]M/I Homes Inc.	577,900	15,741,996
[b]Maidenform Brands Inc.	665,800	12,923,178
		103,105,952
Consumer Services 2.0%		
Hillenbrand Inc.	691,000	17,102,250
Regis Corp.	1,184,000	21,016,000
		38,118,250
Electrical Equipment 3.0%		
Brady Corp., A	583,500	20,358,315
[b]EnerSys	30,600	1,252,458
Franklin Electric Co. Inc.	256,300	17,049,076
[b]General Cable Corp.	132,400	4,451,288
[b]Powell Industries Inc.	274,000	12,398,500
		55,509,637
Energy 10.8%		
[b]Atwood Oceanics Inc.	522,000	27,545,940
Bristow Group Inc.	570,000	32,478,600

Energen Corp.	314,000	15,115,960
[b]Helix Energy Solutions Group Inc.	1,058,100	25,098,132
[b]Oil States International Inc.	335,000	25,989,300
[b]Rowan Cos. PLC	827,000	28,514,960
Teekay Corp. (Canada)	50,000	1,759,000
Tidewater Inc.	523,000	25,715,910
[b]Unit Corp.	435,000	20,936,550
		203,154,352
Health Care Equipment & Services 3.4%		
Hill-Rom Holdings Inc.	384,000	12,741,120
STERIS Corp.	452,400	17,069,052
Teleflex Inc.	297,000	22,275,000
West Pharmaceutical Services Inc.	205,200	12,149,892
		64,235,064
Industrial Conglomerates 1.6%		
Carlisle Cos. Inc.	458,000	29,380,700
Insurance 10.1%		
Arthur J. Gallagher & Co.	304,400	11,247,580
Aspen Insurance Holdings Ltd.	590,000	20,124,900
The Hanover Insurance Group Inc.	482,200	20,040,232
HCC Insurance Holdings Inc.	235,300	9,101,404
Montpelier Re Holdings Ltd.	810,000	19,747,800
Old Republic International Corp.	1,820,000	20,748,000
Protective Life Corp.	1,380,000	43,663,200
RLI Corp.	57,813	3,989,675
StanCorp Financial Group Inc.	521,000	20,261,690
Validus Holdings Ltd. (Bermuda)	566,111	20,612,102
		189,536,583
Machinery 15.5%		
Astec Industries Inc.	495,000	17,483,400
Briggs & Stratton Corp.	933,800	22,159,074
CIRCOR International Inc.	202,509	8,404,123
[b]EnPro Industries Inc.	508,000	22,595,840
Gardner Denver Inc.	265,000	18,648,050
Graco Inc.	260,200	14,883,440
Kaydon Corp.	501,000	12,424,800
Kennametal Inc.	530,000	21,735,300
Lincoln Electric Holdings Inc.	519,900	28,038,207
Mueller Industries Inc.	532,000	28,387,520
Nordson Corp.	124,700	8,432,214
Pentair Ltd.	276,526	14,014,338
Trinity Industries Inc.	985,000	39,104,500
[b]Wabash National Corp.	1,743,000	18,040,050
Watts Water Technologies Inc., A	327,600	15,102,360
		289,453,216
Materials 8.0%		
A. Schulman Inc.	583,000	18,743,450
AptarGroup Inc.	84,600	4,359,438
Cabot Corp.	420,000	15,720,600
H.B. Fuller Co.	400,400	15,647,632
Reliance Steel & Aluminum Co.	566,500	36,663,880
RPM International Inc.	973,400	30,379,814
Sensient Technologies Corp.	262,300	9,993,630
Steel Dynamics Inc.	1,178,600	17,926,506
		149,434,950
Retailing 8.4%		
Brown Shoe Co. Inc.	1,120,000	19,308,800
The Cato Corp., A	573,000	15,797,610
Fred's, Inc.	31,100	411,142
[a]GameStop Corp., A	770,000	17,864,000
Group 1 Automotive Inc.	570,000	38,611,800
[b]Jos. A. Bank Clothiers Inc.	317,900	12,887,666

Franklin Value Investors Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

The Men's Wearhouse Inc.	785,700	23,845,995
[b]The Pep Boys - Manny, Moe & Jack	512,400	5,703,012
Pier 1 Imports Inc.	630,000	13,664,700
[b]West Marine Inc.	795,000	9,524,100
		157,618,825
Semiconductors & Semiconductor Equipment 0.5%		
Cohu Inc.	910,000	9,536,800
Technology Hardware & Equipment 3.7%		
[b]Benchmark Electronics Inc.	1,612,000	28,306,720
[b]Ingram Micro Inc., A	700,000	12,726,000
[b]Multi-Fineline Electronix Inc.	355,100	5,672,723
[b]Rofin-Sinar Technologies Inc.	915,000	23,451,450
		70,156,893
Trading Companies & Distributors 0.5%		
Applied Industrial Technologies Inc.	227,200	9,987,712
Transportation 2.2%		
[b]Genesee & Wyoming Inc.	295,800	25,018,764
SkyWest Inc.	1,283,000	16,217,120
		41,235,884
Utilities 0.7%		
NV Energy Inc.	640,000	12,115,200
Total Common Stocks (Cost $1,259,014,412)		1,801,094,991
Short Term Investments 5.2%		
Money Market Funds (Cost $67,504,578) 3.6%		
[b,d]Institutional Fiduciary Trust Money Market Portfolio	67,504,578	67,504,578
	Principal Amount	
Investments from Cash Collateral Received for Loaned Securities 1.6%		
[e]Repurchase Agreements 1.6%		
BNP Paribas Securities Corp., 0.14%, 2/01/13 (Maturity Value $7,138,697) Collateralized by U.S. Government Agency Securities, 0.116% - 8.10%, 2/01/13 - 8/06/38; [f]U.S. Government Agency Discount Notes, 2/13/13; and U.S. Government Agency Strips, 5/15/22 (valued at $7,281,450)	$ 7,138,669	7,138,669
Citigroup Global Markets Inc., 0.13%, 2/01/13 (Maturity Value $7,138,695) Collateralized by U.S. Treasury Notes, 0.25% - 4.50%, 5/31/13 - 11/15/21; U.S. Treasury Bonds, 3.75% - 8.75%, 5/15/17 - 8/15/41; U.S. Treasury Notes, Index Linked 1.375% - 2.50%, 1/15/14 - 7/15/19; U.S. Treasury Bonds, Index Linked, 0.75% - 2.125%, 1/15/28 - 2/15/42; and U.S Treasury Strips, 2/15/22 (valued at $7,281,442)	7,138,669	7,138,669
Deutsche Bank Securities Inc., 0.16%, 2/01/13 (Maturity Value $7,138,701) Collateralized by U.S. Government Agency Securities, 0.16% - 6.625%, 5/03/13 - 4/18/36; [f]U.S. Government Agency Discount Notes, 2/13/13; and U.S. Government Agency Strips, 11/15/14 - 7/15/29 (valued at $7,281,493)	7,138,669	7,138,669
Goldman, Sachs & Co., 0.14%, 2/01/13 (Maturity Value $7,138,697) Collateralized by U.S. Government and Agency Securities, 0.375% - 6.75%, 10/30/13 - 7/15/32 (valued at $7,281,443)	7,138,669	7,138,669
RBC Capital Markets LLC, 0.12%, 2/01/13 (Maturity Value $1,502,828) Collateralized by [f]U.S. Treasury Bills, 6/06/13 - 11/14/13; U.S. Treasury Bonds, Index Linked, 0.125%, 7/15/22; and U.S. Treasury Notes, 0.25% - 4.00%, 6/30/13 - 2/28/17 (valued at $1,532,890)	1,502,823	1,502,823
Total Repurchase Agreements (Cost $30,057,499)		30,057,499
Total Investments (Cost $1,356,576,489) 101.4%		1,898,657,068
Other Assets, less Liabilities (1.4)%		(25,709,194)
Net Assets 100.0%		$ 1,872,947,874

[a]A portion or all of the security is on loan at January 31, 2013.
[b]Non-income producing.
[c]See Note 5 regarding holdings of 5% voting securities.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[e]At January 31, 2013, all repurchase agreements had been entered into on that date.
[f]The security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin All Cap Value Fund	Franklin Balance Sheet Investment Fund	Franklin Large Cap Value Fund
Cost of investments	$ 21,668,502	$ 886,983,046	$ 119,026,512
Unrealized appreciation	$ 5,655,390	$ 460,752,081	$ 35,594,208
Unrealized depreciation	(329,176)	(45,569,609)	(11,074,153)
Net unrealized appreciation (depreciation)	$ 5,326,214	$ 415,182,472	$ 24,520,055

	Franklin MicroCap Value Fund	Franklin MidCap Value Fund	Franklin Small Cap Value Fund
Cost of investments	$ 253,763,597	$ 79,399,031	$ 1,356,645,655
Unrealized appreciation	$ 147,532,751	$ 17,819,804	$ 605,791,197
Unrealized depreciation	(20,658,035)	(3,789,175)	(63,779,784)
Net unrealized appreciation (depreciation)	$ 126,874,716	$ 14,030,629	$ 542,011,413

4. RESTRICTED SECURITIES

At January 31, 2013, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$ 181,146	$ 341,280
44,600	Smith Investment Co. LLC	1/20/09	-	22,077
	Total Restricted Securities (Value is 0.10% of Net Assets)		$ 181,146	$ 363,357

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the three months ended January 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Balance Sheet Investment Fund							
Non-Controlled Affiliates							
KGen Power Corp., 144A	3,550,000	-	750,000	2,800,000	$ - [a]	$ -	$ 290,645
Trinity Place Holdings Inc.	1,200,000	-	-	1,200,000	5,520,000	-	-
Total Affiliated Securities (0.42% of Net Assets)					$ 5,520,000	$ -	$ 290,645
Franklin MicroCap Value Fund							
Non-Controlled Affiliates							
ACMAT Corp., A	353,500	-	-	353,500	$ 8,130,500	$ -	$ -
ALCO Stores Inc.	203,000	-	-	203,000	1,654,450	-	-
American Pacific Corp.	604,455	-	84,155	520,300	10,239,504	-	1,003,738
Cobra Electronics Corp.	455,000	-	-	455,000	1,842,750	-	-
Continental Materials Corp.	129,700	-	-	129,700	2,238,622	-	-
Delta Apparel Inc.	743,700	-	-	743,700	10,746,465	-	-
Hardinge Inc.	1,050,000	-	-	1,050,000	11,844,000	21,000	-
Hurco Cos. Inc.	379,000	-	-	379,000	11,248,720	-	-
Omega Protein Corp.	1,250,000	135,000	-	1,385,000	9,570,350	-	-
Origen Financial Inc.	1,900,000	-	-	1,900,000	3,040,000	-	-
P.A.M. Transportation Services Inc.	535,000	25,000	-	560,000	5,286,400	560,000	-
USA Truck Inc.	770,000	16,000	-	786,000	3,898,560	-	-
Total Affiliated Securities (20.95% of Net Assets)					$ 79,740,321	$ 581,000	$ 1,003,738
Franklin Small Cap Value Fund							
Non-Controlled Affiliates							
Hooker Furniture Corp.	582,900	-	-	582,900	$ 8,801,790	$ 116,580	$ -
Total Affiliated Securities (0.47% of Net Assets)					$ 8,801,790	$ 116,580	$ -

[a] As of January 31, 2013, no longer an affiliate.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.
A summary of inputs used as of January 31, 2013, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 26,043,995	$ -	$ -	$ 26,043,995
Short Term Investments	950,721	-	-	950,721
Total Investments in Securities	$ 26,994,716	$ -	$ -	$ 26,994,716
Franklin Balance Sheet Investment Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Utilities	$ 107,713,555	$ 2,520,000	$ -	$ 110,233,555
All Other Equity Investments[a]	1,147,436,542	-	-	1,147,436,542
Short Term Investments	44,495,421	-	-	44,495,421
Total Investments in Securities	$ 1,299,645,518	$ 2,520,000	$ -	$ 1,302,165,518
Franklin Large Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 137,918,605	$ -	$ -	$ 137,918,605
Short Term Investments	5,627,962	-	-	5,627,962
Total Investments in Securities	$ 143,546,567	$ -	$ -	$ 143,546,567
Franklin MicroCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Capital Goods	$ 71,175,103	$ 3,268,575	$ 22,077	$ 74,465,755
Real Estate	5,179,000	34,850	341,280	5,555,130
All Other Equity Investments[a]	271,776,669	-	-	271,776,669
Short Term Investments	28,840,759	-	-	28,840,759
Total Investments in Securities	$ 376,971,531	$ 3,303,425	$ 363,357	$ 380,638,313
Franklin MidCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 85,411,698	$ -	$ -	$ 85,411,698
Short Term Investments	5,993,652	2,024,310	-	8,017,962
Total Investments in Securities	$ 91,405,350	$ 2,024,310	$ -	$ 93,429,660
Franklin Small Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,801,094,991	$ -	$ -	$ 1,801,094,991
Short Term Investments	67,504,578	30,057,499	-	97,562,077
Total Investments in Securities	$ 1,868,599,569	$ 30,057,499	$ -	$ 1,898,657,068

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2013

By /s/ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 27, 2013